PIMCO RAFI Dynamic Multi-Factor International Equity ETF Expense Example - PIMCO RAFI Dynamic Multi-Factor International Equity ETF - PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493